LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets:
Right-of-use assets	$ 989,000	$ 6,692,000
Lease liabilities:
Current	718,000	1,032,000
Non-current	455,000	6,443,000
Lease liabilities	1,173,000	7,475,000
Additions to right-of-use assets	300,000	5,600,000
Additions to lease liabilities	300,000	5,600,000
Decrease in lease liabilities	5,400,000	600,000
Decrease in right of use asset	4,700,000	500,000
Depreciation charge of right-of-use assets	1,276,000	1,869,000
Interest expense	367,000	430,000
Foreign exchange differences	3,000	(140,000)
Cash outflow for leases	1,500,000	2,000,000
Gain On Termination Of Operating Lease Agreement	700,000
Properties
Right-of-use assets:
Right-of-use assets	773,000	5,630,000
Lease liabilities:
Depreciation charge of right-of-use assets	798,000	924,000
Vehicles
Right-of-use assets:
Right-of-use assets	216,000	1,062,000
Lease liabilities:
Depreciation charge of right-of-use assets	$ 478,000	$ 945,000